DIRECT COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Cost of sales	$ 26,461	$ 12,487
Compensation	2,795	2,039
Selling, general and administrative expenses	1,339	1,544
Property taxes, sales taxes and other	1,793	1,648
Total direct costs	$ 32,388	$ 17,718